Subsequent Events (FY)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
23. Subsequent Events

Dividends

On January 4, 2021, the Company declared a quarterly dividend of $0.06 per share of Class A common stock to record holders at the close of business on March 1, 2021. The payment date will be March 15, 2021.

On February 25, 2021, the Company declared a quarterly dividend of $0.08 per share of Class A common stock to record holders at the close of business on June 1, 2021. The payment date will be June 15, 2021.

Credit Agreement Related

On February 24, 2021, the Company entered into an amended credit agreement (“Amended Credit Agreement”), which reduced the interest rate on the Senior Loan from 2.75% over LIBOR, subject to a 1.0% LIBOR floor, to 2.50% over LIBOR, subject to a 0.50% LIBOR floor. The Amended Credit Agreement extended the maturity dates of the Senior Loan from March 29, 2025 to February 24, 2028 and the Credit Facility from March 29, 2023 to February 24, 2026.

Concurrently with the effectiveness of the Amended Credit Agreement, the Company made a voluntary prepayment on the Senior Loan in an aggregate principal amount of $50.3 million.

On February 24, 2021, the Company terminated all outstanding derivative instruments, which consisted of the three interest rate derivatives disclosed in Note 16. On March 1, 2021, the Company entered into a new interest rate derivative with a notional balance of $232.0 million, fixed rate paid of 1.33%, floating rate received of 1 month LIBOR with a 0.50% floor, and a termination date of February 24, 2028, to hedge interest rate risks associated with the Amended Credit Agreement.

Restricted Stock Units

On March 1, 2021, the Company’s board of directors approved an initial transaction award of 4.8 million restricted stock units (“RSUs”). The majority of RSUs vest in three equal installments starting on March 1, 2021.

Related Party Transaction

On March 11, 2021, GCMH entered into an agreement to assign 50% of its 12.5% share interest in an aircraft to Holdings, for cash consideration of approximately $1.3 million.